INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 3,521,000	$ 2,218,000
State taxes	1,000	0
Equity based instruments	2,181,000	1,515,000
Deferred compensation	575,000	361,000
Intangibles	158,000	173,000
Derivative liabilities	331,000	0
Warrants		759,000
Other	106,000	46,000
Total deferred tax assets	6,873,000	5,072,000
Intangibles	(1,687,000)	0
Debt discount	(142,000)	0
Other	(5,000)	0
Total deferred tax liabilities	(1,834,000)	0
Less: Valuation allowance	(5,039,000)	(5,072,000)
Net deferred tax assets	$ 0	$ 0